ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

ZK International Group Co., Ltd. (“ZK International” or “the Company”)

ZK International was incorporated on May 13, 2015 in the British Virgin Islands (“BVI”). ZK International is a holding company with no operations. The Company, through its subsidiaries, is a leading company that specializes in manufacturing and sales of stainless steel band, copper strip, welded stainless steel pipes and fittings, pipe fittings, valve, light industry machinery and equipment and other stainless steel products of its trademark “Zhengkang”in People’s Republic of China (“PRC”)

The Company is authorized to issue 50,000,000 ordinary shares, with no par value. 13,068,346 shares were issued and outstanding as of September 30, 2017. The ownership interests described below are based on the shareholders’ portion of the authorized ordinary shares. Upon its founding on May 13, 2015, ZK International was 100% held by CHENG Kai Chun, a nominee shareholder, with no voting interest, and five mainland Chinese beneficial owners, HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming, (“the five mainland Chinese beneficial owners”) who control 100% of ZK International’s voting interest. On October 12, 2015, 100% of ZK International’s equity interest was transferred to the five mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding 10% and WANG Yang Ming holding 5%. The five mainland Chinese beneficial owners entered an agreement on May 13, 2015 to vote their shares in concert in ZK International, covering all the periods presented afterwards.

As of September 30, 2017, 68.9% of ZK International’s equity interest was hold by the five mainland Chinese beneficial owners, with HUANG Jian Cong holding 31.0%, WANG Ming Jie holding 13.8%, WANG Guo Lin holding 13.8%, WANG Jian Di holding 6.9% and WANG Yang Ming holding 3.4%.

ZK Pipe Industry Co., Ltd. (“ZK Pipe”)

ZK Pipe was incorporated on May 28, 2015 in Hong Kong. The registered capital is HKD 1,000,000 which was initially 40% held by ZK International and 60% held by CHENG Kai Chun, a nominee shareholder with no voting interest in ZK Pipe. On August 5, 2015, CHENG Kai Chun transferred all of his equity interest in ZK Pipe to ZK International. After the transfer, ZK International controls 100% of ZK Pipe’s voting interest and ZK Pipe became a wholly owned subsidiary of ZK International. The paid-in capital was zero as of September 30, 2017.

The registered principal activities of ZK Pipe are technical research of metal pipe and fittings, metal take-up valve plumbing and water purifying plant, and imports and exports of goods. ZK Pipe had not commenced operations as of September 30, 2017.

Wenzhou Weijia Pipeline Development Co., Ltd. (“Wenzhou Weijia”)

Wenzhou Weijia was incorporated on June 17, 2015 in Wenzhou and is a wholly owned subsidiary of ZK Pipe. Wenzhou Weijia is a wholly-foreign owned enterprise organized the laws of the People’s Republic of China. The registered capital is USD 20,000,000 and the paid-in capital was zero as of September 30, 2017.

The registered principal activities of Wenzhou Weijia are technical research, technical service and sales of metal pipe and fittings and light industry machinery and equipment, and imports and exports of goods and technology. Wenzhou Weijia had not commenced operations as of September 30, 2017.

Zhejiang Zhengkang Industrial Co., Ltd. (“Zhejiang Zhengkang”)

Zhejiang Zhengkang was incorporated on December 4, 2001 under the laws of the People’s Republic of China. The registered and paid in capital is RMB 20,000,000. Since May 24, 2006, Zhejiang Zhengkang was owned by the five Mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding 10% and WANG Yang Ming holding 5%. Also, the five mainland Chinese beneficial owners entered an agreement on January 1, 2013 to vote their shares in concert in Zhejiang Zhengkang. The agreement has been in effect for all financial periods presented. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from the five mainland Chinese beneficial owners. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong.

In July 2016, Zhejiang Zhengkang increased its registered and paid in capital to RMB 30,000,000, with Wenzhou Weijia invested RMB 9,900,000 and HUANG Jian Cong invested RMB 100,000. On September 28, 2017, Zhejiang Zhengkang increased its registered capital to RMB 100,000,000, with no additional investment into the paid-in capital.

The principal activities of Zhejiang Zhengkang are manufacturing and sales of stainless steel band, copper strip, welded stainless steel pipes and fittings, pipe fittings, valve, light industry machinery and equipment and other stainless steel products, and imports and exports of goods and technology.

Wenzhou Zhengfeng Industry and Trade Co., Ltd. (“Wenzhou Zhengfeng”)

Wenzhou Zhengfang was incorporated on December 24, 1999 under the laws of the People’s Republic of China. The registered and paid in capital is RMB 2,880,000. Since January 1, 2013, Wenzhou Zhengfeng’s voting interest was controlled by the five Mainland Chinese beneficial owners through agreement with two nominee shareholders. Also, the five mainland Chinese beneficial owners entered into an agreement on January 1, 2013 to vote their shares in concert in Wenzhou Zhengfeng. The agreement has been in effect since then. On June 8, 2015, 100% of Wenzhou Zhengfeng’s equity interest was transferred from nominee shareholders to the five mainland Chinese beneficial owners, with WANG Ming Jie holding 38.89%, WANG Guo Lin holding 27.78%, HUANG Jian Cong holding 22.57%, WANG Yang Ming holding 5.55% and WANG Jian Di holding 5.21%, respectively. On September 22, 2015, Zhejiang Zhengkang acquired 100% equity of Wenzhou Zhengfeng from the five mainland Chinese beneficial owners. After that, Wenzhou Zhengfeng is a wholly owned subsidiary of Zhejiang Zhengkang.

The principal activities of Wenzhou Zhengfeng are trading of steel strip, which are mainly purchased from Zhejiang Zhengkang.

Reorganization

In or about September 2015, the Company engaged in a corporate reorganization to roll several controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). The specific transactions related to this reorganization are outlined below. During the years presented in these financial statements, the control of the entities has never changed (always under the control of  the five mainland Chinese beneficial owners). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retrospectively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended September 30, 2017 and 2016, the results of these subsidiaries are included in the financial statements for both periods. Non-controlling interests in the subsidiaries are related parties and thus were not adjusted to fair value as a result of the reorganization.

The transactions leading up to and including the reorganization are as follows:

On September 29, 2015, Wenzhou Weijia acquired 99% equity of Zhejiang Zhengkang from the five mainland Chinese beneficial owners. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end.

On September 22, 2015, Zhejiang Zhengkang acquired 100% equity of Wenzhou Zhengfeng, after that, Wenzhou Zhengfeng is a wholly owned subsidiary of Zhejiang Zhengkang.